Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Plan investment funds managed by insurance companies)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 Other Funds INR	Mar. 31, 2013 Other Funds INR
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 6.3	378.6	233.8
Realized interest credited to fund	0.5	31.5	29.6
Contribution during the period	2.2	131.5	195.4
Amount paid towards claim	(2.3)	(137.6)	(80.2)
Ending Balance	$ 6.7	404.0	378.6